Share-Based Payments - Outstanding warrants (Details)	12 Months Ended
	Dec. 31, 2021 kr / shares	Dec. 31, 2021 $ / shares kr / shares	Dec. 31, 2020 kr / shares	Dec. 31, 2019 kr / shares
Share-Based Payments
Warrants exercisable, price per share	kr 1	kr 1
Warrants
Share-Based Payments
Number of warrants outstanding	2,732,618	2,732,618	2,228,076	1,932,156
Average exercise price per warrant			kr 1	kr 1
Remaining term to maturity			15 years	17 years
Warrants | Grant December 2016
Share-Based Payments
Per warrant average grant date fair value	kr 20.91		kr 20.91	kr 20.91
Number of warrants outstanding	701,356	701,356	712,332	712,332
Average exercise price per warrant	kr 1		kr 1	kr 1
Remaining term to maturity	15 years	15 years	16 years	17 years
Warrants | Grant April 2017
Share-Based Payments
Per warrant average grant date fair value			kr 24.05	kr 24.05
Number of warrants outstanding			13,896	13,896
Average exercise price per warrant			kr 1	kr 1
Remaining term to maturity			16 years	17 years
Warrants | Grant September 2017
Share-Based Payments
Per warrant average grant date fair value	kr 28.71		kr 28.71	kr 28.71
Number of warrants outstanding	617,184	617,184	617,184	617,184
Average exercise price per warrant	kr 1		kr 1	kr 1
Remaining term to maturity	15 years	15 years	16 years	17 years
Warrants | Grant December 2017
Share-Based Payments
Per warrant average grant date fair value	kr 28.71		kr 28.71	kr 28.71
Number of warrants outstanding	122,040	122,040	127,044	138,384
Average exercise price per warrant	kr 1		kr 1	kr 1
Remaining term to maturity	15 years	15 years	16 years	17 years
Warrants | Granted during 2018
Share-Based Payments
Per warrant average grant date fair value	kr 37.05		kr 37.05	kr 37.05
Number of warrants outstanding	174,564	174,564	181,836	192,528
Average exercise price per warrant	kr 1		kr 1	kr 1
Remaining term to maturity	15 years	15 years	16 years	17 years
Warrants | Grant January 2019
Share-Based Payments
Per warrant average grant date fair value				kr 37.05
Number of warrants outstanding				45,216
Average exercise price per warrant				kr 1
Remaining term to maturity				17 years
Warrants | Grant February 2019
Share-Based Payments
Per warrant average grant date fair value	kr 42.57		kr 42.57	kr 42.57
Number of warrants outstanding	7,956	7,956	7,956	7,956
Average exercise price per warrant	kr 1		kr 1	kr 1
Remaining term to maturity	15 years	15 years	16 years	17 years
Warrants | Grant September 2019
Share-Based Payments
Per warrant average grant date fair value	kr 56.35		kr 56.35	kr 56.35
Number of warrants outstanding	54,000	54,000	54,000	54,000
Average exercise price per warrant	kr 1		kr 1	kr 1
Remaining term to maturity	15 years	15 years	16 years	17 years
Warrants | Grant October 2019
Share-Based Payments
Per warrant average grant date fair value	kr 56.97		kr 56.97	kr 56.97
Number of warrants outstanding	150,660	150,660	150,660	150,660
Average exercise price per warrant	kr 1		kr 1	kr 1
Remaining term to maturity	15 years	15 years	16 years	17 years
Warrants | Grant December 2020
Share-Based Payments
Per warrant average grant date fair value	kr 56.75		kr 56.75
Number of warrants outstanding	317,457	317,457	363,168
Average exercise price per warrant	kr 1		kr 1
Remaining term to maturity	9 years	9 years	11 years
Warrants | Grant April 2021
Share-Based Payments
Per warrant average grant date fair value	kr 45.31
Number of warrants outstanding	1,655	1,655
Average exercise price per warrant	kr 1
Remaining term to maturity	10 years	10 years
Warrants | Grant June 2021
Share-Based Payments
Per warrant average grant date fair value	kr 40.86
Number of warrants outstanding	62,147	62,147
Average exercise price per warrant	kr 1
Remaining term to maturity	10 years	10 years
Warrants | Grant December 2021
Share-Based Payments
Per warrant average grant date fair value	kr 19.22
Number of warrants outstanding	523,599	523,599
Average exercise price per warrant | $ / shares		kr 5.38
Remaining term to maturity	10 years	10 years